Details of Movement in Restructuring Provisions Recognized (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Restructuring Cost and Reserve [Line Items]
Initial restructuring charge recorded	$ 4,065	$ 7,753	$ 8,159
Cash payments		(2,536)
Foreign exchange movement		0
Closing provision		$ 5,217